Income tax - Schedule of unused tax losses carried forward (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income tax
Unused tax losses for corporate income tax	€ 1,181,225,000	€ 775,956,000	€ 407,434,000
Unused tax losses for trade tax	1,176,844,000	773,165,000	€ 405,123,000
Unused interest carryforward ("Zinsschranke")	2,879,000	3,627,000
Deferred tax assets	2,769,000
Deferred tax assets, temporary differences		€ 1,391,000
Temporary differences valuation of deferred tax assets	0
Effect in the taxable income	€ 14,300,000